Warrants - Class B Warrants - Additional Information (Detail) - Class B Warrant - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 30, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Cashless exercise of Warrants	334,889
Issuance of common stock upon exercise of warrants under cashless exercise provision	5,284
Exercise price	$ 0.03	$ 0.03	$ 0.2